Debt - Small Business Administration's Paycheck Protection Program (Details) - USD ($) $ in Millions		1 Months Ended
	Jul. 30, 2021	Apr. 30, 2020
Debt Instrument [Line Items]
Loan received from Small Business Administration's Paycheck Protection Program		$ 8.1
Repayments of small business administration's paycheck protection program	$ 8.1
PPP Loan
Debt Instrument [Line Items]
Loan received from Small Business Administration's Paycheck Protection Program		$ 8.1
Repayments of small business administration's paycheck protection program	8.1
Repayments of accrued interest	$ 0.1